Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Buildings	16,029	16,029	2,324
Leasehold improvements	1,448	—	—
Furniture, fixtures and equipment	12,977	13,293	1,927
Motor vehicles	512	529	77
Total	30,966	29,851	4,328
Less:
Accumulated depreciation	(12,715)	(14,600)	(2,117)
	18,251	15,251	2,211
Construction in progress	2,013	1,931	280
Property and equipment, net	20,264	17,182	2,491

Construction in progress represents the renovation of an office building and spare parts for medical equipment which the Group will use to assemble new equipment in house.

Depreciation expense was RMB2,441, RMB2,727 and RMB3,781 (US$548) for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment charges were recognized on the property and equipment for the years ended December 31, 2020, 2021 and 2022.